Assets Held for Sale (Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets held for sale [abstract]
Balance	$ 1,701
Transfer from property, plant and equipment	194	1,701
Dispositions	(107)
Write-downs	(691)
Balance	$ 1,097	$ 1,701